Financial instruments and risk management - Liquidity risk (Details) - Liquidity risk R$ in Thousands	Dec. 31, 2021 BRL (R$)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount	R$ 27,801,695
Financial liabilities, undiscounted cash flows	41,460,259
Year two
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, undiscounted cash flows	6,960,613
Year three
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, undiscounted cash flows	5,573,934
Year four
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, undiscounted cash flows	6,791,207
Year five
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, undiscounted cash flows	5,375,842
After year five
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, undiscounted cash flows	16,758,663
Accounts payable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount	2,335,165
Non-derivative financial liabilities, undiscounted cash flows	2,335,165
Accounts payable | Year two
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,771,663
Accounts payable | Year three
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	150,477
Accounts payable | Year four
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	191,160
Accounts payable | Year five
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	86
Accounts payable | After year five
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	221,779
Accounts payable – supplier finance
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount	3,694
Non-derivative financial liabilities, undiscounted cash flows	3,694
Accounts payable – supplier finance | Year two
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	3,694
Accounts payable – supplier finance | Year three
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0
Accounts payable – supplier finance | Year four
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0
Accounts payable – supplier finance | Year five
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0
Accounts payable – supplier finance | After year five
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0
Loans and financing
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount	10,018,731
Non-derivative financial liabilities, undiscounted cash flows	10,143,516
Loans and financing | Year two
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,039,198
Loans and financing | Year three
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,298,922
Loans and financing | Year four
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	2,443,293
Loans and financing | Year five
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,978,628
Loans and financing | After year five
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	3,383,475
Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount	14,890,575
Non-derivative financial liabilities, undiscounted cash flows	28,424,354
Lease liabilities | Year two
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	3,802,070
Lease liabilities | Year three
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	4,056,001
Lease liabilities | Year four
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	4,015,746
Lease liabilities | Year five
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	3,397,128
Lease liabilities | After year five
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	13,153,409
Derivative obligations
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount	287,051
Derivative financial liabilities, undiscounted cash flows	287,051
Derivative obligations | Year two
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	77,509
Derivative obligations | Year three
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	68,534
Derivative obligations | Year four
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	141,008
Derivative obligations | Year five
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	0
Derivative obligations | After year five
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	0
Insurances premiums payable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	92,793
Insurances premiums payable | Year two
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	92,793
Insurances premiums payable | Year three
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0
Insurances premiums payable | Year four
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0
Insurances premiums payable | Year five
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0
Insurances premiums payable | After year five
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0
Reimbursement to customers
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount	173,686
Non-derivative financial liabilities, undiscounted cash flows	173,686
Reimbursement to customers | Year two
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	173,686
Reimbursement to customers | Year three
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0
Reimbursement to customers | Year four
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0
Reimbursement to customers | Year five
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0
Reimbursement to customers | After year five
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	R$ 0